Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of TOYO Co., Ltd (the “Company”) as of December 31, 2024 and 2023, the related consolidated statements of operations and comprehensive income, changes in equity and cash flows for the years ended December 31, 2024 and 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the years ended December 31, 2024 and 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.